Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Significant accounting policies
Schedule of balace sheet impact as a result of adoption of IFRS 9

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group’s financial assets as at April 1, 2018.

			Total carrying Value	Total fair Value
	IAS 39 Category	IFRS 9 Category	INR	INR
Cash and cash equivalents	Loans and receivables	Financial assets at amortized cost	2,465,073	2,465,073
Term Deposits	Loans and receivables	Financial assets at amortized cost	1,012,144	1,012,144
Trade receivables	Loans and receivables	Financial assets at amortized cost	3,976,751	3,976,751
Other financial assets	Loans and receivables	Financial assets at amortized cost	150,075	150,075
Total carrying value			7,604,043	7,604,043

Schedule of cumulative effects of the revenue accounting changes made to consolidated balance sheet

The cumulative effects of the revenue accounting changes made to our consolidated balance sheet as of April 1, 2018 were as follows:

Current assets	As at March 31, 2018	Adjustments	Balance at April 1, 2018
Trade and other receivables	3,976,751	18,742	3,995,493
Prepayments and other assets	977,822	160	977,982

Current liabilities
Trade and other payables	5,049,630	2,919	5,052,549
Other current liabilities	1,245,947	54,094	1,300,041

Equity
Accumulated deficit	(16,002,266)	(38,110)	(16,040,376)

Schedule of useful lives of property, plant and equipment

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

Schedule of useful lives of intangible assets

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 15 years